Shareholder Report, Holdings (Details)	Jun. 30, 2026
Schwab Monthly Income Fund – Target Payout | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Monthly Income Fund – Target Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Schwab Monthly Income Fund – Target Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Schwab Monthly Income Fund – Target Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Schwab Monthly Income Fund – Target Payout | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab Monthly Income Fund – Target Payout | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Monthly Income Fund – Target Payout | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund – Target Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Monthly Income Fund – Target Payout | T. Rowe Price Institutional Floating Rate Fund, Instutional Class [Member] [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Monthly Income Fund – Target Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund – Target Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
Schwab Monthly Income Fund – Target Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Schwab Monthly Income Fund – Target Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Schwab Monthly Income Fund – Target Payout | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Schwab Monthly Income Fund – Target Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Target Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Target Payout | Fixed Income - Floating Rate Loans [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Monthly Income Fund – Target Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Target Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Monthly Income Fund – Flexible Payout | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Monthly Income Fund – Flexible Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Schwab Monthly Income Fund – Flexible Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Schwab Monthly Income Fund – Flexible Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Schwab Monthly Income Fund – Flexible Payout | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Schwab Monthly Income Fund – Flexible Payout | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Monthly Income Fund – Flexible Payout | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Monthly Income Fund – Flexible Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund – Flexible Payout | T. Rowe Price Institutional Floating Rate Fund, Instutional Class [Member] [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Monthly Income Fund – Flexible Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
Schwab Monthly Income Fund – Flexible Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Schwab Monthly Income Fund – Flexible Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Flexible Payout | Fixed Income - Floating Rate Loans [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Monthly Income Fund – Flexible Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab Monthly Income Fund – Flexible Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Monthly Income Fund – Income Payout | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Schwab Monthly Income Fund – Income Payout | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Schwab Monthly Income Fund – Income Payout | Schwab International Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Schwab Monthly Income Fund – Income Payout | Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab Monthly Income Fund – Income Payout | Schwab 5-10 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab Monthly Income Fund – Income Payout | Schwab 1-5 Year Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Schwab Monthly Income Fund – Income Payout | Cohen & Steers Preferred Securities and Income Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Monthly Income Fund – Income Payout | Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Monthly Income Fund – Income Payout | T. Rowe Price Institutional Floating Rate Fund, Instutional Class [Member] [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab Monthly Income Fund – Income Payout | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
Schwab Monthly Income Fund – Income Payout | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Schwab Monthly Income Fund – Income Payout | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Schwab Monthly Income Fund – Income Payout | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Long-Term Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Monthly Income Fund – Income Payout | Fixed Income - Floating Rate Loans [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab Monthly Income Fund – Income Payout | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab Monthly Income Fund – Income Payout | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%